Security deposits, net (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	May 31, 2019 CNY (¥)	May 31, 2019 USD ($)
Deposit Assets [Line Items]
Loan deposits	$ 955,700	$ 986,407
Sales performance deposit		1,388,179
Allowance for security deposits	(715,024)
Total security deposits	240,676	2,374,586
Security deposits, net	237,409	2,352,742
Customer deposits			¥ 9,551,078	$ 1,400,000
Continuing operations
Deposit Assets [Line Items]
Security deposits, net	237,409	2,352,742
Discontinued operations
Deposit Assets [Line Items]
Security deposits, net	$ 3,267	$ 21,844